SUBSEQUENT EVENTS (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended					6 Months Ended		1 Months Ended
	Dec. 31, 2012 subsidiary	Feb. 15, 2012 ADS	Aug. 01, 2011 ADS	Mar. 31, 2013 Subsequent event Wuxi Bright Wanbang Oil & Gas Anticorrosion Co., Ltd. USD ($)	Mar. 31, 2013 Subsequent event Wuxi Bright Wanbang Oil & Gas Anticorrosion Co., Ltd. CNY	Feb. 21, 2013 Subsequent event ADS	Feb. 21, 2013 Subsequent event Merger Sub Ordinary share Forecast USD ($)	Feb. 21, 2013 Subsequent event Merger Sub ADS Forecast USD ($)	Jun. 30, 2013 Subsequent event Bazhou Seamless and Liaoyang Seamless Chaoyang Seamless USD ($)	Jun. 30, 2013 Subsequent event Bazhou Seamless and Liaoyang Seamless Chaoyang Seamless CNY	Oct. 31, 2013 Subsequent event Bazhou Seamless Chaoyang Seamless USD ($)	Oct. 31, 2013 Subsequent event Bazhou Seamless Chaoyang Seamless CNY	Oct. 31, 2013 Subsequent event Liaoyang Seamless Chaoyang Seamless USD ($)	Oct. 31, 2013 Subsequent event Liaoyang Seamless Chaoyang Seamless CNY	Jan. 31, 2013 Subsequent event Liaoyang Seamless Liaoning Pipe USD ($)	Jan. 31, 2013 Subsequent event Liaoyang Seamless Liaoning Pipe CNY
SUBSEQUENT EVENTS
Percentage of equity interest acquired															30.00%	30.00%
Total consideration															$ 7,800	48,950
Lease term															3 years	3 years
Monthly rent payment															69	434
Cash paid per share, without interest, in exchange for cancelled shares							$ 0.32	$ 3.20
Number of ordinary shares represented by each ADS		10	2			10
Number of subsidiaries that requires the Company to be listed in the New York Stock Exchange	1
Ownership interest sold (as a percent)				29.00%	29.00%
Total consideration				560	3,480
Loss on transfer of equity interests				170	1,043
Waiver of payment											4,300	27,000	12,500	78,500
Additional bad debt expense									$ 16,800	105,500